Advance from third parties	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Advance From Third Parties
Advance from third parties

Note 8 – Advance from third parties

Advance from third parties represent non-interest bearing working capital provided by third parties with no security provided, with no fixed term of repayment, and non-trade in nature. As of January 31, 2026, the Target Company fully repaid advance from third parties.

Note 8 – Advance from third parties

Advance from third parties represent non-interest bearing working capital provided by third parties with no security provided, with no fixed term of repayment, and non-trade in nature. As of January 31, 2026, The Target Company fully repaid advance from third parties.